American Republic Insurance Company
                  National Headquarters: Des Moines, Iowa 50334




April 29, 2008

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:       American Republic Variable Annuity Account
          File Number:  811-04921

Ladies/Gentlemen:

The attached audited financials are being submitted herewith pursuant to Rule 30b2-1 under the Investment Company Act of 1940. The financial statements were forwarded to contract owners in accordance with the terms of the no-action letter issued to Great West Life and Annuity Insurance Company (publicly available October 23, 1990), upon which the subject registrant relies. That is, the registrant is no longer required to file annual post-effective amendments to its Form N-4 registration statement.

Sincerely,

/s/Judith K. Kendzora


Judith K. Kendzora
Assistant Treasurer

                      [AMERICAN REPUBLIC INSURANCE COMPANY]

                                                                  April 29, 2008



Advantage Contract Owner:

We are enclosing the audited Financial Statements, dated December 31, 2007, for the American Republic Variable Annuity Account.

American Republic Insurance Company has Best's Rating of A-. For the latest ratings, access www.ambest.com. The Company earned more than $500 million of premium in 2007, primarily from individual major medical and Medicare supplement insurance. As of December 31, 2007, American Republic Insurance Company has more than $475 million in assets, including almost $9 million of assets in the Variable Annuity Account. This information is shown in the chart below, along with the same information for selected other companies who write annuities. As you can see from the chart, the Variable Annuity Account, and variable annuities in general, are not a significant part of our business.

[graphic]
American Republic
$9 million variable account assets
$475 million total assets

Nationwide Life & Annuity
c. $500 million variable account assets
c. $750 million total assets

Farm Bureau Life
c. $700 million variable account assets
c. $5.5 billion total assets

The American Republic Variable Annuity Account consists of seven Portfolios that are available as the underlying investments in your Advantage contract. They are: the Money Market Portfolio, the Growth Portfolio, the Growth and Income Portfolio, the International Research Growth Portfolio, the Global Bond Portfolio, the US Government / High Grade Securities Portfolio and the Balanced Shares Portfolio. These Portfolios are invested in the Alliance Bernstein Variable Products Series Fund, Inc., investment adviser Alliance Capital Management L.P., a global investment manager. Audited financials of the Alliance Variable Products Series Fund were mailed to Advantage contract owners in February. If you did not receive a copy, please call our customer service area at 1-800-367-6058, Monday through Friday, 7:30 a.m. to 5 p.m., Central time.

Copies of the audited financials, dated December 31, 2007, for American Republic Insurance Company are available upon request. To receive a copy, please call our customer service area. For your convenience, you may leave a message on our answering service, which is available 24 hours a day, seven days a week. We will return your call during the next business day.



Customer Service Center

 FINANCIAL STATEMENTS

 American Republic Variable Annuity Account
 Year Ended December 31, 2007
 With Report of Independent Registered Public Accounting Firm

                   American Republic Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2007




                                    Contents

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements..................................................9

                              [Ernst & Young LLP]



             Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of American Republic Variable Annuity Account (the Account), comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International Growth (formerly International Research Growth), Global Bond, and Balanced Shares Divisions, as of December 31, 2007, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the mutual funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2007, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


April 25, 2008

                   American Republic Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2007


                                                                                                            U.S.
                                                                                                        GOVERNMENT/
                                                                                        MONEY            HIGH GRADE
                                                                                        MARKET           SECURITIES
                                                                                        DIVISION          DIVISION
                                                                                ------------------------------------
ASSETS
Investments in shares of mutual funds, at market                                      $ 213,920          $ 650,257
Total assets                                                                            213,920            650,257

LIABILITIES                                                                                   -                  -
Net assets                                                                            $ 213,920          $ 650,257
                                                                                ===================================

NET ASSETS
Accumulation units                                                                    $ 167,886          $ 628,742
Contracts in annuitization period                                                        46,034             21,515
Total net assets                                                                      $ 213,920          $ 650,257
                                                                                ===================================

Investments in shares of mutual funds, at cost                                        $ 213,920          $ 664,140
Shares of mutual fund owned                                                             213,920             55,200

Accumulation units outstanding                                                           10,229             25,142
Accumulation unit value                                                                 $ 16.41            $ 25.01

Annuitized units outstanding                                                              2,805                860
Annuitized unit value                                                                   $ 16.41            $ 25.01

See accompanying notes.


                            GROWTH AND       INTERNATIONAL        GLOBAL            BALANCED
          GROWTH              INCOME            GROWTH             BOND              SHARES
         DIVISION            DIVISION          DIVISION          DIVISION           DIVISION
----------------------------------------------------------------------------------------------

        $ 2,621,561         $ 966,522        $ 1,561,009       $ 1,041,024        $ 1,939,241
          2,621,561           966,522          1,561,009         1,041,024          1,939,241
                  -                 -                  -                 -                  -
        $ 2,621,561         $ 966,522        $ 1,561,009       $ 1,041,024        $ 1,939,241
==============================================================================================

        $ 2,592,828         $ 931,498        $ 1,530,147       $ 1,026,107        $ 1,856,281
             28,733            35,024             30,862            14,917             82,961
        $ 2,621,561         $ 966,522        $ 1,561,009       $ 1,041,024        $ 1,939,242


        $ 1,797,208         $ 797,291        $ 1,609,927         $ 979,995        $ 1,723,117
            114,429            36,037             62,716            84,157             97,303

             55,455            31,927             45,215            39,751             49,654
            $ 46.76           $ 29.18            $ 33.84           $ 25.81            $ 37.38

                615             1,200                912               578              2,219
            $ 46.76           $ 29.18            $ 33.84           $ 25.81            $ 37.38

                   American Republic Variable Annuity Account

                             Statement of Operations

                          Year Ended December 31, 2007


                                                                                                            U.S.
                                                                                                        GOVERNMENT/
                                                                                        MONEY            HIGH GRADE
                                                                                        MARKET           SECURITIES
                                                                                        DIVISION          DIVISION
                                                                                ------------------------------------
Income:
  Dividends                                                                            $ 12,639           $ 40,524

Expenses:
Mortality and expense risk                                                                4,164             11,073
                                                                                ------------------------------------
Net investment income (loss)                                                              8,475             29,451

Realized (loss) gain on investments:
Realized (loss) gain on sale of fund shares                                                   -            (14,491)
Realized gain distributions                                                                   -                  -
                                                                                -----------------------------------
Net realized (loss) gain on investments                                                       -            (14,491)

Change in unrealized appreciation (depreciation) of investments                               -              7,614
                                                                                -----------------------------------
Net increase (decrease) in net assets from operations                                   $ 8,475           $ 22,574
                                                                                ===================================

                             GROWTH AND       INTERNATIONAL        GLOBAL            BALANCED
           GROWTH              INCOME            GROWTH             BOND              SHARES
          DIVISION            DIVISION          DIVISION          DIVISION           DIVISION
----------------------------------------------------------------------------------------------

                $ -          $ 20,647           $ 22,074          $ 48,008           $ 60,605


             41,962            18,373             22,244            18,337             31,120
----------------------------------------------------------------------------------------------
            (41,962)            2,274               (170)           29,671             29,485


            272,129           112,018            616,169            (4,812)            69,965
                  -            70,079            449,938                 -             50,193
----------------------------------------------------------------------------------------------
            272,129           182,097          1,066,107            (4,812)           120,158

            103,490          (128,623)          (772,055)           70,108           (109,000)
----------------------------------------------------------------------------------------------
          $ 333,657          $ 55,748          $ 293,882          $ 94,967           $ 40,643
==============================================================================================

                   American Republic Variable Annuity Account

                       Statements of Changes in Net Assets

                                                                                              U.S. GOVERNMENT/
                                                             MONEY MARKET                        HIGH GRADE
                                                               DIVISION                     SECURITIES DIVISION
                                                     --------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                            2007           2006              2007            2006
                                                     --------------------------------------------------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $ 8,475         $ 9,900          $ 29,451       $ 26,159
Net realized (loss) gain on investments                         -               -           (14,491)        (7,630)
Change in unrealized appreciation
(depreciation) of investments                                   -               -             7,614          3,028
                                                     --------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                             8,475           9,900            22,574         21,557

Contract transactions:
Administrative charges                                       (311)           (387)             (430)          (571)
Contract distributions and terminations                   (37,904)       (123,776)         (233,760)      (166,702)
Transfer payments from (to) other divisions                25,269         145,148             9,581              -
Actuarial adjustment in reserves for
currently payable annuity contracts                      (135,843)        (39,951)          (20,035)        (1,728)
                                                    ---------------------------------------------------------------
Net (decrease) increase in net assets from
contract transactions                                    (148,789)        (18,966)         (244,644)      (169,001)
                                                    ---------------------------------------------------------------
Total (decrease) increase in net assets                  (140,314)         (9,066)         (222,070)      (147,444)

Net assets at beginning of year                           354,234         363,300           872,327      1,019,771
                                                    ---------------------------------------------------------------
Net assets at end of year                               $ 213,920       $ 354,234         $ 650,257      $ 872,327
                                                    ==============================--===============================
See accompanying notes.

                                        GROWTH AND                   INTERNATIONAL
       GROWTH DIVISION               INCOME DIVISION                GROWTH DIVISION
------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
     2007           2006            2007         2006             2007          2006
------------------------------------------------------------------------------------------

     $ (41,962)     $ (48,841)       $ 2,274         $ 424           $ (170)    $ (13,523)
       272,129        228,616        182,097       131,414        1,066,107       109,165

       103,490       (286,127)      (128,623)       80,041         (772,055)      213,162
------------------------------------------------------------------------------------------

       333,657       (106,352)        55,748       211,879          293,882       308,804


             -              -              -             -                -             -
        (1,880)        (2,432)          (844)       (1,062)          (1,247)       (1,303)
      (799,940)      (725,990)      (577,365)     (333,525)        (196,319)     (206,795)
       (58,808)       (85,601)        18,787         2,099           (5,713)       18,308

       (51,463)      (113,444)        (5,527)      (35,743)         (17,373)      (19,699)
------------------------------------------------------------------------------------------

      (912,091)      (927,467)      (564,949)     (368,231)        (220,652)     (209,489)
------------------------------------------------------------------------------------------
      (578,434)    (1,033,819)      (509,201)     (156,352)          73,230        99,315

     3,199,995      4,233,814      1,475,723     1,632,075        1,487,779     1,388,464
------------------------------------------------------------------------------------------
   $ 2,621,561    $ 3,199,995      $ 966,522   $ 1,475,723      $ 1,561,009    $1,487,779
==========================================================================================

                   American Republic Variable Annuity Account

                                                           GLOBAL BOND DIVISION           BALANCED SHARES DIVISION
                                                      -------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                           2007           2006              2007            2006
                                                      -------------------------------------------------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                             $ 29,671         $ 3,028          $ 29,485       $ 26,418
Net realized (loss) gain on investments                    (4,812)          8,921           120,158        129,368
Change in unrealized appreciation
(depreciation) of investments                              70,108          44,446          (109,000)        89,648
                                                      -------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                            94,967          56,395            40,643        245,434

Contract transactions:
Administrative charges                                     (1,121)         (1,315)           (1,545)        (1,814)
Contract distributions and terminations                  (525,458)       (255,154)         (393,458)      (414,422)
Transfer payments from (to) other divisions               (10,504)         (5,124)              729        (54,926)
Actuarial adjustment in reserves for
currently payable annuity contracts                       (33,148)        (12,471)         (128,343)       (13,466)
                                                      -------------------------------------------------------------
Net (decrease) increase in net assets from
contract transactions                                    (570,231)       (274,064)         (522,617)      (484,628)
                                                      -------------------------------------------------------------
Total (decrease) increase in net assets                  (475,264)       (217,669)         (481,974)      (239,194)

Net assets at beginning of year                         1,516,288       1,733,957         2,421,216      2,660,410

                                                      -------------------------------------------------------------
Net assets at end of year                             $ 1,041,024     $ 1,516,288       $ 1,939,242    $ 2,421,216
                                                      =============================================================
See accompanying notes.

                   American Republic Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2007




1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance), an open-end registered investment company (mutual fund) at December 31, 2007:

                             DIVISION                                INVESTS EXCLUSIVELY IN SHARES OF
  ----------------------------------------------------------------------------------------------------------

     Money Market                                            Money Market Portfolio
     U.S. Government/High Grade
        Securities                                           U.S. Government/High Grade Securities Portfolio
     Growth                                                  Growth Portfolio
     Growth and Income                                       Growth and Income Portfolio
     International Growth *                                  International Growth Portfolio
     Global Bond                                             Global Bond Portfolio
     Balanced Shares                                         Balanced Shares Portfolio

    *    Formerly International Research Growth

During 2007, Alliance merged the International Research Growth portfolio into the International Growth Portfolio. As a result of the merger, the shares held by the International Research Growth portfolio were exchanged for shares of the International Growth Portfolio, an existing Alliance portfolio.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                   American Republic Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account.

INVESTMENTS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                   American Republic Variable Annuity Account

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those financial statements. As of December 31, 2007, the Account does not believe the adoption of SFAS 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

2. EXPENSES AND RELATED-PARTY TRANSACTIONS

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is currently being made to the Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                   American Republic Variable Annuity Account

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2007:


                                                                                 COST OF           PROCEEDS FROM
                                          DIVISION                               PURCHASES              SALES
     ----------------------------------------------------------------------------------------------------------

     Money Market                                                           $       58,563    $      198,877
     U.S. Government/High Grade Securities                                          49,877           265,069
     Growth                                                                          1,133           955,185
     Growth and Income                                                             109,396           601,992
     International Growth                                                        2,124,094         1,894,978
     Global Bond                                                                    48,008           588,568
     Balanced Shares                                                               134,554           553,397


5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                              2007                                      2006
                            ------------------------------------------ ----------------------------------------
                                                                NET
                                                            (DECREASE)                                   NET
               DIVISION          PURCHASED      REDEEMED     INCREASE      PURCHASED      REDEEMED     DECREASE
     ----------------------------------------------------------------------------------------------------------

     Money Market                   2,842        12,015       (9,173)         9,946        11,146       (1,200)
     U.S. Government/ High
        Grade Securities              376        10,436      (10,060)             -         7,145       (7,145)
     Growth                            38        20,241      (20,203)         1,820        23,992      (22,172)
     Growth and Income                638        19,936      (19,298)           379        15,012      (14,633)
     International Growth          47,295        54,197       (6,902)         2,214        10,898       (8,684)
     Global Bond                        -        23,585      (23,585)         1,025        12,768      (11,743)
     Balanced Shares                  656       (14,590)     (13,934)         1,588        15,492      (13,904)

                   American Republic Variable Annuity Account

6. UNIT VALUES

The following is a summary of units outstanding, unit values, and net assets at December 31, 2007, 2006, 2005, 2004, and 2003, and investment income ratios, expense ratios, and total return ratios for the years then ended:

                                                                                   RATIO OF
                                                                                   EXPENSES
                                                         NET       INVESTMENT     TO AVERAGE
                                              UNIT     ASSETS        INCOME           NET           TOTAL
              DIVISION             UNITS     VALUE     (000S)      RATIO (1)      ASSETS (2)     RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     MONEY MARKET
        2007                       13,034     $16.41      $214        4.29%          1.40%           2.92%
        2006                       22,207      15.95       354        4.15           1.40            2.75
        2005                       23,408      15.52       363        2.39           1.40            0.91
        2004                       15,909      15.38       245        0.67           1.40           (0.71)
        2003                       29,623      15.49       459        0.54           1.40           (0.83)
     U.S. GOVERNMENT/HIGH GRADE
        SECURITIES
        2007                       26,002      25.01       650        5.16           1.40            3.38
        2006                       36,063      24.19       872        4.13           1.40            2.50
        2005                       43,208      23.60     1,020        2.93           1.40            0.55
        2004                       57,478      23.47     1,349        2.91           1.40            2.31
        2003                       68,774      22.94     1,578        2.75           1.40            2.46
     GROWTH
        2007                       56,070      46.76     2,622            -          1.40           11.44
        2006                       76,273      41.95     3,200            -          1.40           (2.45)
        2005                       98,444      43.01     4,234            -          1.40           10.42
        2004                      117,004      38.95     4,557            -          1.40           13.13
        2003                      122,543      34.43     4,219            -          1.40           33.19
     GROWTH AND INCOME
        2007                       33,127      29.18       967        1.59           1.40            3.65
        2006                       52,425      28.15     1,476        1.43           1.40           15.65
        2005                       67,059      24.34     1,632        1.48           1.40            3.40
        2004                       74,094      23.54     1,744        0.87           1.40            9.95
        2003                       74,842      21.41     1,603        1.08           1.40           30.63

                   American Republic Variable Annuity Account

6. UNIT VALUES (CONTINUED)

                                                                                   RATIO OF
                                                                                   EXPENSES
                                                         NET       INVESTMENT     TO AVERAGE
                                              UNIT     ASSETS        INCOME           NET           TOTAL
              DIVISION             UNITS     VALUE     (000S)      RATIO (1)      ASSETS (2)     RETURN (3)
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------

     INTERNATIONAL
        GROWTH (4)
        2007                        46,127    $33.84    $1,561        1.40%          1.40%          20.62%
        2006                        53,030     28.06     1,488        0.41           1.40           24.69
        2005                        61,714     22.50     1,388        0.50           1.40           17.49
        2004                        69,518     19.15     1,331        0.27           1.40           15.99
        2003                        75,675     16.51     1,249        0.15           1.40           29.80
     GLOBAL BOND
        2007                        40,329     25.81     1,041        3.69           1.40            8.81
        2006                        63,914     23.72     1,516        1.59           1.40            3.51
        2005                        75,656     22.92     1,734        8.98           1.40           (8.94)
        2004                        81,043     25.17     2,040        6.00           1.40            8.12
        2003                       103,159     23.28     2,402        5.83           1.40           11.65
     BALANCED SHARES
        2007                        51,873     37.38     1,939        2.75           1.40           1.61
        2006                        65,808     36.79     2,421        2.45           1.40          10.22
        2005                        79,711     33.38     2,660        2.58           1.40           2.49
        2004                        87,966     32.57     2,865        2.22           1.40           7.53
        2003                       102,777     30.29     3,113        2.63           1.40          17.40

   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Division invest.

   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

                   American Republic Variable Annuity Account

6. UNIT VALUES (CONTINUED)

   (3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   (4) During 2007, Alliance merged their International Research Growth portfolio into the International Growth portfolio. Effective with the merger, all assets of the International Research Growth portfolio were exchanged for shares of the International Growth portfolio.